International Bancshares Corporation (Parent Company Only) Financial Information Statements of Cash Flows (Tables)	12 Months Ended
Dec. 31, 2016
International Bancshares Corporation (Parent Company Only) Financial Information Statements of Cash Flows
Schedule of condensed statements of cash flows of Parent Company

(Dollars in Thousands)

	2016	2015	2014
Operating activities:
Net income	$133,932	$136,726	$153,151
Adjustments to reconcile net income to net cash provided by operating activities:
Impairment charges on available for sale securities	112	385	254
Stock compensation expense	1,082	1,172	1,058
Increase (decrease) in other liabilities	3,901	(1,998)	416
Equity in undistributed net income of subsidiaries	(48,833)	(83,486)	(79,695)
Net cash provided by operating activities	90,194	52,799	75,184
Investing activities:
Principal collected on mortgage-backed securities	1,105	474	1,301
Net decrease in notes receivable	99	105	109
Increase in other assets and other investments	(27,834)	(1,830)	(7,008)
Net cash used in investing activities	(26,630)	(1,251)	(5,598)
Financing activities:
Redemption of long-term debt	(1,000)	(14,000)	(15,310)
Proceeds from stock transactions	549	1,370	555
Payments of cash dividends - common	(39,569)	(38,515)	(34,762)
Purchase of treasury stock	(7,966)	(6,678)	(18,923)
Net cash used in financing activities	(47,986)	(57,823)	(68,440)
Increase (decrease) in cash	15,578	(6,275)	1,146
Cash at beginning of year	2,977	9,252	8,106
Cash at end of year	$18,555	$2,977	$9,252